UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21482

SunAmerica Specialty Series

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Item 1. Schedule of Investments.

SunAmerica Specialty Series 2015 High Watermark

PORTFOLIO OF INVESTMENTS - January 31, 2012 – (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES - 17.5%
Federal Home Loan Mtg. Corp. - 4.8%
zero coupon due 11/24/14	$2,260,000	$2,205,731
zero coupon due 06/01/15	5,000,000	4,844,265

		7,049,996

Resolution Funding Corp. - 12.7%
Resolution Funding Corp. STRIPS
zero coupon due 07/15/15	19,054,000	18,548,288

Total U.S. Government Agencies (cost $23,542,955)		25,598,284

U.S. GOVERNMENT TREASURIES - 77.4%
United States Treasury Bonds - 77.4%
U.S. Treasury Bonds STRIPS
zero coupon due 08/15/15	34,563,000	34,107,183
zero coupon due 08/15/15	80,642,000	79,418,419

Total U.S. Government Treasuries (cost $101,767,602)		113,525,602

Total Long-Term Investment Securities (cost $125,310,557)		139,123,886

SHORT-TERM INVESTMENT SECURITIES - 3.1%
U.S. Government Treasuries - 3.1%
United States Treasury Bills
0.03% due 05/10/12 (cost $4,499,635)	4,500,000	4,499,289

REPURCHASE AGREEMENT - 2.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/31/12, to be repurchased 02/01/12 in the amount of $3,254,001 collateralized by $3,235,000 of Federal Home Loan Bank., bearing interest at 1.38% due 05/28/14 and having an approximate value of $3,319,919 (cost $3,254,000)	3,254,000	3,254,000

TOTAL INVESTMENTS (cost $133,064,192)(1)	100.2%	146,877,175
Liabilities in excess of other assets	(0.2)	(303,080)

NET ASSETS	100.0%	$146,574,095

(1)	See Note 4 for cost of investments on a tax basis.

STRIPS - Separate Trading of Registered Interest and Principal of Securitites

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Government Agencies	$—	$25,598,284	$—	$25,598,284
U.S. Government Treasuries	—	113,525,602	—	113,525,602
Short-Term Investment Securities:
U.S. Government Treasuries	—	4,499,289	—	4,499,289
Repurchase Agreement	—	3,254,000	—	3,254,000

Total	$—	$146,877,175	$—	$146,877,175

See Notes to Portfolio of Investments

SunAmerica Specialty Series 2020 High Watermark Fund

PORTFOLIO OF INVESTMENTS - January 31, 2012 – (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES - 8.2%
Resolution Funding Corp. - 8.2%
Resolution Funding Corp. STRIPS
zero coupon due 07/15/20 (cost $4,971,393)	$7,000,000	$5,883,045

U.S. GOVERNMENT TREASURIES - 84.8%
United States Treasury Bonds - 84.8%
U.S. Treasury Bond STRIPS
zero coupon due 08/15/20 (cost $47,676,051)	70,390,000	60,978,364

Total Long-Term Investment Securities (cost $52,647,444)		66,861,409

SHORT-TERM INVESTMENT SECURITIES - 3.5%
U.S. Government Treasuries - 3.5%
United States Treasury Bills
0.03% due 05/10/12(1) (cost $2,499,797)	2,500,000	2,499,605

REPURCHASE AGREEMENT - 3.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/31/12, to be repurchased 02/01/12 in the amount of $2,630,001 and collateralized by $2,670,000 of Federal National Mtg. Assoc. Notes, bearing interest at 1.13%, due 07/30/12 and having an approximate value of $2,683,350 (cost $2,630,000)	2,630,000	2,630,000

TOTAL INVESTMENTS (cost $57,777,241)(2)	100.1%	71,991,014
Liabilities in excess of other assets	(0.1)	(58,831)

NET ASSETS	100.0%	$71,932,183

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.

STRIPS - Separate Trading of Registered Interest and Principal of Securitites

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2012	Unrealized Appreciation (Depreciation)
1	Long	S&P 500 E-Mini Index	March 2012	$60,915	$65,410	$4,495

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Government Agencies	$—	$5,883,045	$—	$5,883,045
U.S. Government Treasuries	—	60,978,364	—	60,978,364
Short-Term Investment Securities:
U.S. Government Treasuries	—	2,499,605	—	2,499,605
Repurchase Agreement	—	2,630,000	—	2,630,000
Other Financial Instruments@
Open Futures Contracts - Appreciation	4,495	—	—	4,495

Total	$4,495	$71,991,014	$—	$71,995,509

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

SunAmerica Specialty Series SunAmerica Alternative Strategies Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS - January 31, 2012** - (unaudited)

Security Description	Principal Amount/Shares	Value (Note 2)
U.S. CORPORATE BONDS & NOTES - 0.3%
Diversified Financial Services - 0.3%
General Electric Capital Corp. FRS FDIC Guar. Notes 0.84% due 06/08/12	$1,000,000	$1,002,425
General Electric Capital Corp. FDIC Guar. Notes 2.20% due 06/08/12	500,000	503,641

Total U.S. Corporate Bonds & Notes (cost $1,499,966)		1,506,066

COMMODITY INDEX-LINKED NOTES - 7.8%
Commodity Funds - 7.8%
Credit Suisse AG New York FRS (Indexed to the S&P GSCI Total Return Index) Senior Notes 0.13% due 04/03/13*(3)	20,000,000	20,094,561
UBS AG (Indexed to the S&P GSCI Total Return Index) Senior Notes 0.30% due 09/11/12*(3)	15,000,000	18,273,450

Total Commodity Index-Linked Notes (cost $35,000,000)		38,368,011

U.S. GOVERNMENT AGENCIES - 45.1%
Federal Farm Credit Bank - 7.5%
1.02% due 09/28/15	7,000,000	7,019,635
1.24% due 02/10/16	10,000,000	10,002,200
1.38% due 09/26/16(2)	20,000,000	20,104,720

		37,126,555

Federal Home Loan Mtg. Corp. - 6.1%
1.50% due 09/21/16	30,000,000	30,125,760

Federal National Mtg. Assoc. - 31.5%
0.60% due 09/27/13	30,000,000	30,011,432
0.63% due 11/25/13(2)	10,000,000	10,005,560
1.00% due 11/14/14	10,000,000	10,025,370
1.00% due 01/26/15	15,000,000	15,022,965
1.08% due 04/30/15 FRS	7,000,000	7,008,477
1.25% due 02/27/14(2)	30,000,000	30,451,020
1.25% due 11/25/15	22,565,000	22,604,556
1.27% due 11/25/15	5,000,000	5,015,500
1.75% due 11/14/16	20,000,000	20,130,520
2.15% due 06/15/16	5,800,000	5,837,416

		156,112,816

Total U.S. Government Agencies (cost $222,922,953)		223,365,131

U.S. GOVERNMENT TREASURIES - 2.5%
United States Treasury Notes - 2.5%
0.63% due 04/15/13 TIPS(5)	1,605,525	1,643,907
1.50% due 07/15/12	1,000,000	1,006,367
1.63% due 01/15/15 TIPS(5)	1,540,266	1,681,658
1.88% due 07/15/13 TIPS(5)	1,724,506	1,814,908
1.88% due 07/15/15 TIPS(5)	1,512,043	1,690,299
2.00% due 01/15/14 TIPS(5)	1,591,707	1,701,633
2.00% due 07/15/14 TIPS(5)	1,560,273	1,699,479
2.63% due 06/30/14	1,000,000	1,057,188

Total U.S. Government Treasuries (cost $11,241,154)		12,295,439

EXCHANGE-TRADED FUNDS - 2.5%
iShares Barclays MBS Bond Fund	68,700	7,445,019
iShares iBoxx Investment Grade Corporate Bond Fund	43,700	5,077,940

Total Exchange-Traded Funds (cost $11,888,845)		12,522,959

Total Long-Term Investment Securities (cost $282,552,918)		288,057,606

SHORT-TERM INVESTMENT SECURITIES - 24.2%
CALL OPTIONS - PURCHASED† - 0.1%
Call Options - Purchased (cost $2,034,100)(6)	1,600	636,000

PUT OPTIONS - PURCHASED† - 1.4% Put Options - Purchased (cost $21,749,021)(6)	12,480	6,811,900

U.S. Government Treasuries - 24.2%
United States Treasury Bills
0.06% due 05/31/12(4)	$20,000,000	19,995,660
0.08% due 05/31/12(4)	20,000,000	19,995,660
0.08% due 06/28/12(2)(4)	30,000,000	29,991,360
0.09% due 09/20/12	30,000,000	29,984,070
0.10% due 09/20/12	20,000,000	19,989,380

Total United States Treasury Bills (cost $119,951,008)		119,956,130

Total Short-Term Investment Securities (cost $143,734,129)		127,404,030

REPURCHASE AGREEMENT - 16.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/31/12, to be repurchased 02/01/12 in the amount of $70,878,020 and collateralized by $72,120,000 of Federal Home Loan Mtg. Assoc., bearing interest at 1.12% due 12/15/14 and having an approximate value of $72,300,300	70,878,000	70,878,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/31/12, to be repurchased 02/01/12 in the amount of $8,078,239 and collateralized by $8,245,000 of United States Treasury Bills, bearing interest at 0.01% due 03/08/12 and having an approximate value of $8,244,670(2)	8,078,237	8,078,237

Total Repurchase Agreements (cost $78,956,237)		78,956,237

TOTAL INVESTMENTS (cost $505,243,284)(1)	99.9%	494,417,873
Other assets less liabilities	0.1	266,068

NET ASSETS	100.0%	$494,683,941

**	Consolidated; see Note 1 and Note 5.

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2012, the aggregate value of these securities was $38,368,011 representing 7.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
(2)	The security is owned by the SunAmerica Alternative Strategies Cayman Fund, Ltd., which is a wholly-owned subsidiary of the SunAmerica Alternative Strategies Fund.
(3)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	Principal amount of security is adjusted for inflation.
(6)	Options - Purchased

Call Options - Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at January 31, 2012	Unrealized Appreciation/ (Depreciation)
Crude Oil March 12 Futures(a)	February 2012	$110	600	$963,000	$96,000	$(867,000)
Crude Oil June 12 Futures(a)	May 2012	135	1,000	1,071,100	540,000	(531,100)

			1,600	$2,034,100	$636,000	$(1,398,100)

Put Options - Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at January 31, 2012	Unrealized Appreciation/ (Depreciation)
Crude Oil June 12 Futures(a)	May 2012	$70	310	$2,135,800	$182,900	$(1,952,900)
Crude Oil June 12 Futures(a)	May 2012	75	500	3,285,750	485,000	(2,800,750)
Crude Oil June 12 Futures(a)	May 2012	85	500	1,285,000	1,165,000	(120,000)
Euro FX Currency March 12 Futures	March 2012	1,200	4,500	5,088,675	618,750	(4,469,925)
Euro FX Currency March 12 Futures	March 2012	1,250	3,670	7,041,296	2,110,250	(4,931,046)
S&P 500 E-Mini Index March 12 Futures	March 2012	1,250	3,000	2,912,500	2,250,000	(662,500)

			12,480	$21,749,021	$6,811,900	$(14,937,121)

FDIC - Federal Deposit Insurance Corporation

GSCI - Goldman Sachs Commodity Index

HFRX - Hedge Fund Research Index

TIPS - Treasury Inflation Protected Securities

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at January 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2012	Unrealized Appreciation/ (Depreciation)
102	Short	Australian $ Currency	March 2012	$10,118,510	$10,772,220	$(653,710)
102	Short	British Pound Currency	March 2012	9,865,299	10,039,987	(174,688)
450	Long	Brent Crude(a)	March 2012	50,651,910	49,941,000	(710,910)
100	Short	Canadian $ Currency	March 2012	9,675,000	9,963,000	(288,000)
552	Long	CBOE VIX Futures	February 2012	13,682,900	11,536,800	(2,146,100)
523	Long	CBOE VIX Futures	March 2012	13,688,750	11,898,250	(1,790,500)
505	Long	CBOE VIX Futures	April 2012	13,686,000	12,246,250	(1,439,750)
165	Short	Corn(a)	March 2012	5,474,075	5,271,750	202,325
148	Short	Dax Index Futures	March 2012	28,308,025	31,306,140	(2,998,115)
190	Short	Euro FX Currency	March 2012	30,970,975	31,079,250	(108,275)
210	Short	FTSE 100 Index	March 2012	17,976,183	18,678,675	(702,492)
273	Short	Mexican Peso Currency	March 2012	9,806,587	10,435,425	(628,838)
240	Short	Nasdaq 100 E-Mini Index	March 2012	10,995,730	11,828,400	(832,670)
100	Short	Nickel Futures(a)	March 2012	11,154,600	12,494,400	(1,339,800)
159	Long	Platinum Futures(a)	April 2012	11,352,920	12,625,395	1,272,475
137	Short	Russell 2000 Mini Index	March 2012	9,978,560	10,839,440	(860,880)
125	Short	S&P Midcap 400 E-Mini Index	March 2012	10,823,030	11,686,250	(863,220)
4,240	Long	VSTOXX Mini Futures(a)	February 2012	17,172,030	15,390,512	(1,781,518)
347	Long	VSTOXX Mini Futures(a)	April 2012	1,628,038	1,357,141	(270,897)
165	Long	Wheat Futures(a)	March 2012	5,484,700	5,494,500	9,800
225	Long	Zinc Futures(a)	March 2012	10,479,937	11,812,500	1,332,563
225	Short	Zinc Futures(a)	March 2012	10,819,688	11,812,500	(992,812)

						$(15,766,012)

(a)	The security is owned by the SunAmerica Alternative Strategies Cayman Fund, Ltd. which is a wholly-owned subsidiary of the SunAmerica Alternative Strategies Fund.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes	$—	$1,506,066	$—	$1,506,066
Commodity Index-Linked Notes	—	38,368,011	—	38,368,011
U.S Government Agencies	—	223,365,131	—	223,365,131
U.S. Government Treasuries	—	12,295,439	—	12,295,439
Exchange-Traded Funds	12,522,959	—	—	12,522,959
Short-Term Investment Securities:
Call Options-Purchased	636,000	—	—	636,000
Put Options-Purchased	6,811,900	—	—	6,811,900
U.S. Government Treasuries	—	119,956,130	—	119,956,130
Repurchase Agreements	—	78,956,237	—	78,956,237
Other Financial Instruments@
Open Futures Contracts - Appreciation	2,817,163	—	—	2,817,163

Total	$22,788,022	$474,447,014	$—	$497,235,036

LIABILITIES:
Other Financial Instruments@
Open Futures Contracts - Depreciation	$18,583,175	$—	$—	$18,583,175

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

See Notes to Portfolio of Investments

SunAmerica Specialty Series - SunAmerica Global Trends Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS - January 31, 2012* - (unaudited)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS - 100.9%
Bank of America Securities LLC Joint Repurchase Agreement(1)	47,935,000	47,935,000
Bank of America Securities LLC Joint Repurchase Agreement(1)(2)	13,480,000	13,480,000
BNP Paribas SA Joint Repurchase Agreement(1)	51,590,000	51,590,000
BNP Paribas SA Joint Repurchase Agreement(1)(2)	14,505,000	14,505,000
Deutsche Bank AG Joint Repurchase Agreement(1)	44,045,000	44,045,000
Deutsche Bank AG Joint Repurchase Agreement(1)(2)	12,385,000	12,385,000
Royal Bank of Scotland Joint Repurchase Agreement(1)	51,590,000	51,590,000
Royal Bank of Scotland Joint Repurchase Agreement(1)(2)	14,505,000	14,505,000
UBS Securities LLC Joint Repurchase Agreement(1)	48,190,000	48,190,000
UBS Securities LLC Joint Repurchase Agreement(1)(2)	13,555,000	13,555,000

Total Repurchase Agreements (cost 311,780,000)		311,780,000

TOTAL INVESTMENTS (cost $311,780,000) (3)	100.9. %	311,780,000
Liabilities in excess of other assets	(0.9)	(2,712,649)

NET ASSETS	100.0%	$309,067,351

*	Consolidated; see Note 1 and Note 4.
(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	The security is owned by the SunAmerica Global Trends Cayman Fund, Ltd., which is a wholly-owned subsidiary of the SunAmerica Global Trends Fund.
(3)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Date	Value at Trade Date	Value as of January 31, 2012	Unrealized Appreciation (Depreciation)
160	Long	Copper High Grade(a)	March 2012	$14,919,487	$15,160,000	$240,513
145	Long	DAX Index	March 2012	30,415,244	30,671,556	256,312
347	Long	FTSE 100 Index	March 2012	31,174,838	30,864,287	(310,551)
167	Long	German Euro Bund	March 2012	29,876,428	30,521,035	644,607
116	Long	Hang Seng Index	February 2012	15,303,438	15,224,505	(78,933)
133	Long	KOSPI 200 Index	March 2012	14,415,501	15,287,867	872,366
155	Long	Light Sweet Crude Oil(a)	March 2012	15,597,820	15,264,400	(333,420)
267	Long	Nikkei 225 Index	March 2012	29,845,710	30,861,585	1,015,875
936	Long	S&P 500 E-Mini Index	March 2012	59,588,425	61,223,760	1,635,335
232	Long	US Treasury 10YR Notes	March 2012	30,094,250	30,682,000	587,750

						$4,529,854

(a)	The security is owned by the SunAmerica Global Trends Cayman Fund, Ltd., which is wholly-owned subsidiary of the SunAmerica Global Trends Fund.

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	BRL	28,237,000	USD	15,819,048	02/02/2012	$—	$(342,239)
	USD	16,242,163	BRL	28,237,000	02/02/2012	—	(80,876)

						—	(423,115)

Barclays Bank PLC	MXN	213,730,000	USD	15,591,822	02/02/2012	—	(805,934)

Credit Suisse AG	MXN	316,541,000	USD	23,100,721	02/02/2012	—	(1,184,883)
	MXN	107,151,000	USD	8,239,179	03/02/2012	38,805	—
	USD	41,075,524	MXN	559,558,000	02/02/2012	1,854,790	—

						1,893,595	(1,184,883)

Deutsche Bank AG	MXN	107,150,000	USD	8,234,643	03/02/2012	34,346	—

Goldman Sachs International	BRL	14,119,000	USD	8,121,369	02/02/2012	40,440	—
	USD	7,854,798	BRL	14,119,000	02/02/2012	226,131	—

						266,571	—

HSBC Bank USA, N.A.	BRL	14,225,000	USD	8,182,341	02/02/2012	40,743	—
	MXN	105,884,000	USD	7,693,213	02/02/2012	—	(430,401)
	USD	8,005,065	BRL	14,225,000	02/02/2012	136,533	—
	USD	21,184,744	MXN	290,898,000	02/02/2012	1,133,482	—

						1,310,758	(430,401)

Royal Bank of Canada	BRL	28,450,000	USD	16,289,722	02/02/2012	6,526	—
	BRL	1,592,000	USD	903,519	03/02/2012	—	(718)
	MXN	322,148,000	USD	24,344,030	02/02/2012	—	(371,754)
	USD	16,364,682	BRL	28,450,000	02/02/2012	—	(81,486)
	USD	7,706,685	MXN	106,007,000	02/02/2012	426,366	—
	USD	16,184,083	BRL	28,450,000	03/02/2012	—	(24,819)
	USD	16,407,451	MXN	214,301,000	03/02/2012	—	(6,781)

						432,892	(485,558)

Royal Bank of Scotland PLC	USD	7,932,551	MXN	107,847,000	02/02/2012	341,668	—

Standard Chartered Bank	BRL	28,343,000	USD	16,303,135	02/02/2012	81,180	—
	MXN	106,007,000	USD	7,758,975	02/02/2012	—	(374,076)
	USD	15,854,804	BRL	28,343,000	02/02/2012	367,150	—

						448,330	(374,076)

Net Unrealized Appreciation/(Depreciation)						$4,728,160	$(3,703,967)

BRL-Brazilian Real
MXN- Mexican Peso
USD- United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Repurchase Agreements	$—	$311,780,000	$—	$311,780,000
Other Financial Instruments@
Open Futures Contracts - Appreciation	5,252,758	—	—	5,252,758
Open Forward Foreign Currency Contracts - Appreciation	—	4,728,160	—	4,728,160

Total	$5,252,758	$316,508,160	$—	$321,760,918

LIABILITIES:
Other Financial Instruments@
Open Futures Contracts - Depreciation	$722,904	$—	$—	$722,904
Open Forward Foreign Currency Contracts - Depreciation	—	3,703,967	—	3,703,967

Total	$722,904	$3,703,967	$—	$4,426,871

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

SunAmerica Specialty Series - SunAmerica Focused Alpha Growth Fund

PORTFOLIO OF INVESTMENTS - January 31, 2012 - (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK - 103.8%
Apparel Manufacturers - 2.5%
Under Armour, Inc., Class A†	73,264	$5,833,280

Athletic Footwear - 6.7%
NIKE, Inc., Class B	150,890	15,691,051

Casino Hotels - 5.2%
Wynn Resorts, Ltd.	106,059	12,221,178

Commercial Services-Finance - 1.8%
Morningstar, Inc.	68,856	4,112,080

Computers - 7.9%
Apple, Inc.†	40,211	18,355,517

Consulting Services - 3.2%
Verisk Analytics, Inc., Class A†	187,182	7,500,383

Decision Support Software - 1.6%
MSCI, Inc., Class A†	113,301	3,691,347

Diagnostic Kits - 2.2%
IDEXX Laboratories, Inc.†	61,413	5,194,926

Distribution/Wholesale - 3.6%
Fastenal Co.	181,570	8,475,688

E-Commerce/Services - 5.3%
priceline.com, Inc.†	23,454	12,418,424

Electric-Transmission - 4.3%
ITC Holdings Corp.	135,704	10,002,742

Engines-Internal Combustion - 5.8%
Cummins, Inc.	131,171	13,641,784

Hotel/Motels - 3.4%
Hyatt Hotels Corp., Class A†	185,000	7,884,700

Insurance-Property/Casualty - 2.3%
Arch Capital Group, Ltd.†	150,210	5,415,070

Investment Management/Advisor Services - 0.8%
Eaton Vance Corp.	76,313	1,960,481

Medical Instruments - 3.3%
Edwards Lifesciences Corp.†	94,400	7,804,048

Multimedia - 1.5%
FactSet Research Systems, Inc.	38,848	3,431,055

Oil Companies-Exploration & Production - 2.4%
Concho Resources, Inc.†	53,288	5,683,698

Oil-Field Services - 6.7%
CARBO Ceramics, Inc.	35,408	3,443,428
Halliburton Co.	330,876	12,169,619

		15,613,047

Resort/Theme Parks - 2.8%
Vail Resorts, Inc.	150,000	6,541,500

Retail-Building Products - 5.2%
Home Depot, Inc.	275,647	12,235,970

Retail-Discount - 4.7%
Dollar General Corp.†	256,082	10,911,654

Retail-Restaurants - 4.3%
Starbucks Corp.	209,257	10,029,688

Retail-Sporting Goods - 4.1%
Dick’s Sporting Goods, Inc.	232,948	9,599,787

Schools - 1.5%
DeVry, Inc.	91,004	3,436,311

Soap & Cleaning Preparation - 3.6%
Church & Dwight Co., Inc.	183,618	8,330,749

Transport-Services - 2.1%
Expeditors International of Washington, Inc.	107,544	4,801,840

Web Portals/ISP - 5.0%
Baidu, Inc. ADR†	92,567	11,804,144

TOTAL INVESTMENTS (cost $180,739,692)(1)	103.8%	242,622,142
Liabilities in excess of other assets	(3.8)	(8,910,397)

NET ASSETS	100.0%	$233,711,745

†	Non-income producing security

(1) See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Athletic Footwear	$15,691,051	$—	$—	$15,691,051
Casino Hotels	12,221,178	—	—	12,221,178
Computers	18,355,517	—	—	18,355,517
E-Commerce/Services	12,418,424	—	—	12,418,424
Engines-Internal Combustion	13,641,784	—	—	13,641,784
Oil-Field Services	15,613,047	—	—	15,613,047
Retail - Building Products	12,235,970	—	—	12,235,970
Web Portals/ISP	11,804,144	—	—	11,804,144
Other Industries*	130,641,027	—	—	130,641,027

Total	$242,622,142	$—	$—	$242,622,142

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Specialty Series - SunAmerica Focused Alpha Large-Cap Fund

PORTFOLIO OF INVESTMENTS - January 31, 2012 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCK - 98.7%
Aerospace/Defense - 4.5%
General Dynamics Corp.	66,000	$4,564,560

Athletic Footwear - 6.4%
NIKE, Inc., Class B	62,156	6,463,603

Cable/Satellite TV - 4.6%
DISH Network Corp., Class A	168,000	4,690,560

Casino Hotels - 5.2%
Wynn Resorts, Ltd.	45,553	5,249,072

Computers - 7.5%
Apple, Inc.†	16,564	7,561,135

E-Commerce/Services - 5.0%
priceline.com, Inc.†	9,661	5,115,306

Electronic Security Devices - 4.1%
Tyco International, Ltd.	81,000	4,126,950

Engines-Internal Combustion - 5.7%
Cummins, Inc.	55,522	5,774,288

Finance-Credit Card - 4.6%
Discover Financial Services	171,000	4,647,780

Food-Retail - 3.6%
Kroger Co.	153,000	3,635,280

Medical-HMO - 9.4%
Aetna, Inc.	107,000	4,675,900
UnitedHealth Group, Inc.	94,000	4,868,260

		9,544,160

Medical-Wholesale Drug Distribution - 4.7%
Cardinal Health, Inc.	110,000	4,733,300

Oil Companies-Integrated - 4.6%
Marathon Oil Corp.	149,000	4,677,110

Oil Refining & Marketing - 4.6%
Valero Energy Corp.	193,000	4,630,070

Oil-Field Services - 5.2%
Halliburton Co.	143,767	5,287,750

Retail-Building Products - 5.0%
Home Depot, Inc.	113,547	5,040,351

Retail-Discount - 4.8%
Dollar General Corp.†	114,778	4,890,691

Retail-Restaurants - 4.4%
Starbucks Corp.	92,359	4,426,767

Web Portals/ISP - 4.8%
Baidu, Inc. ADR†	38,131	4,862,465

Total Long-Term Investment Securities (cost $87,549,786)		99,921,198

SHORT-TERM INVESTMENT SECURITIES - 0.1%
Time Deposits - 0.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/01/12 (cost $111,000)	$111,000	111,000

TOTAL INVESTMENTS (cost $87,660,786)(1)	98.8%	100,032,198
Other assets less liabilities	1.2	1,258,543

NET ASSETS	100.0%	$101,290,741

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Athletic Footwear	$6,463,603	$—	$—	$6,463,603
Casino Hotels	5,249,072	—	—	5,249,072
Computers	7,561,135	—	—	7,561,135
E-Commerce/Services	5,115,306	—	—	5,115,306
Engines-Internal Combustion	5,774,288	—	—	5,774,288
Medical-HMO	9,544,160	—	—	9,544,160
Oil-Field Services	5,287,750	—	—	5,287,750
Retail - Building Products	5,040,351	—	—	5,040,351
Other Industries*	49,885,533	—	—	49,885,533
Short-Term Investment Securities:
Time Deposits	—	111,000	—	111,000

Total	$99,921,198	$111,000	$—	$100,032,198

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – January 31, 2012 (unaudited)

Note 1. Basis for consolidation for the SunAmerica Alternative Strategies Cayman Fund, Ltd. and SunAmerica Global Trends Cayman Fund, Ltd.

The SunAmerica Alternative Strategies Cayman Fund, Ltd. (the “Alternative Strategies Subsidiary”), a Cayman Islands exempted company, was incorporated on October 20, 2008, and is a wholly-owned subsidiary of the SunAmerica Alternative Strategies Fund (the “Alternative Strategies Fund”). The Alternative Strategies Subsidiary Commenced operations on May 22, 2009 and was organized as a wholly-owned subsidiary of the Alternative Strategies Fund in order to effect certain investments on behalf of the Alternative Strategies Fund consistent with the investment objectives and policies in the Alternative Strategies Fund’s prospectus and statement of additional information. With respect to its investments, the Alternative Strategies Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Alternative Strategies Fund; however, the Alternative Strategies Subsidiary (unlike the Alternative Strategies Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked and hedge fund-linked derivative instruments that may otherwise be limited if purchased by the Alternative Strategies Fund due to federal tax requirements relating to qualifying income. The Alternative Strategies Fund and Alternative Strategies Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Alternative Strategies Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Alternative Strategies Fund. The Alternative Strategies Fund may invest up to 25% of its assets in the Alternative Strategies Subsidiary. As of January 31, 2012, net assets of the Alternative Strategies Fund were $494,683,941, of which approximately $100,242,063 or approximately 20.3%, represented the Alternative Strategies Fund’s ownership of all issued shares and voting rights of the Alternative Strategies Subsidiary.

The SunAmerica Global Trends Cayman Fund, Ltd. (the “Global Trends Subsidiary”), a Cayman Islands exempted company, was incorporated on March 17, 2011, and is a wholly-owned subsidiary of the SunAmerica Global Trends Fund (the “Global Trends Fund”). The Global Trends Subsidiary Commenced operations on June 17, 2011 and was organized as a wholly-owned subsidiary of the Global Trends Fund in order to effect certain investments on behalf of the Global Trends Fund consistent with the investment objectives and policies in the Global Trends Fund’s prospectus and statement of additional information. With respect to its investments, the Global Trends Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Global Trends Fund; however, the Global Trends Subsidiary (unlike the Global Trends Fund) may invest without limitation in commodity-linked instruments that may otherwise be limited if purchased by the Global Trends Fund due to federal tax requirements relating to qualifying income. The Global Trends Fund and Global Trends Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Global Trends Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Global Trends Fund. The Global Trends Fund may invest up to 25% of its assets in the Global Trends Subsidiary. As of January 31, 2012, net assets of the Global Trends Fund were $309,067,351 of which approximately $71,898,673 or approximately 23.3%, represented the Global Trends Fund’s ownership of all issued shares and voting rights of the Global Trends Subsidiary.

Note 2. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of SunAmerica Asset Management Corp., the broadest and most representative market, that may be either a securities exchange or over-the-counter market.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board etc.)

Level 3 - Significant unobservable inputs (including inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summaries of inputs used to value the Funds’ net assets as of January 31, 2012 are reported on a schedule following the Portfolio of Investments.

Derivative Instruments

The following tables represent the value of derivatives held as of January 31, 2012, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of January 31, 2012, please refer to the Portfolio of Investments.

	2020 High Watermark Fund
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$35

(1)	The Fund’s derivative contracts held during the period ended January 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $63,447.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $4,495 as reported in the Portfolio of Investments.

	SunAmerica Alternative Strategies Fund
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(5)	$102,361	$—
Put options purchased, at value(6)	2,250,000	—
Commodity contracts
Futures contracts (variation margin)(4)(5)	269,610	—
Call and put options purchased, at value(8)	2,468,900	—
Foreign exchange contracts
Futures contracts (variation margin)(5)(7)	74,173	—
Put options purchased, at value(3)	2,729,000	—

	$7,894,044	$—

(1)	The Fund’s derivative contracts held during the period ended January 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $138,040,188.
(3)	The average value outstanding for purchased option contracts on currency contracts was $5,120,958
(4)	The average value outstanding for commodity futures contracts was $74,905,422.
(5)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(15,766,012) as reported in the Portfolio of Investments.
(6)	The average value outstanding for purchased option contracts on equity contracts was $994,850.
(7)	The average value outstanding for foreign currency futures contracts was $71,678,286.
(8)	The average value outstanding for purchased option contracts on commodity contracts was $3,262,100.

	SunAmerica Global Trends Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts
Futures contracts (variation margin)(2)(5)	$327,688	$—
Interest rate contracts
Futures contracts (variation margin)(3)(5)	59,710	—
Commodity contracts
Futures contracts (variation margin)(4)(5)	—	192,500
Foreign exchange contracts
Forward foreign currency contracts(6)	4,728,160	3,703,967

	$5,115,558	$3,896,467

(1)	The Portfolio’s derivative contracts held during the period ended January 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $120,976,998.
(3)	The average value outstanding for interest rate futures contracts was $50,207,590.
(4)	The average value outstanding for commodity futures contracts was $27,710,059.
(5)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $4,529,854 as reported in the Portfolio of Investments.
(6)	The average notional amount outstanding for forward foreign currency contracts was $273,464,343.

Futures Contracts. The 2020 High Watermark Fund may invest in exchange traded S&P 500 Index futures to generate equity market exposures. During the period ended January 31, 2012, the 2020 High Watermark Fund invested in exchange traded S&P 500 Index futures to generate equity market exposures. The Alternative Strategies Fund expects to enter into futures transactions for investment purposes in order to gain exposure to the following asset classes: commodities, currencies, fixed income and equity index futures, and may take either a long or short position in a futures transaction. The Alternative Strategies Fund may also enter into futures transactions for hedging purposes. The Global Trends Fund expects to enter into futures transactions for investment purposes in order to gain exposure to a variety of asset classes, including U.S. and non-U.S. equity markets, U.S. and non-U.S. fixed income, currencies and commodities. The Global Trends Fund may also enter into futures transactions for hedging purposes. During the period ended January 31, 2012, the Alternative Strategies Fund entered into futures transactions for investment purposes in order to gain exposure to commodities, currencies, fixed income and equity index futures, and took long and short positions in futures transactions. During this same period, the Alternative Strategies Fund also entered into futures transactions for hedging purposes. During the period ended January 31, 2012, the Global Trends Fund entered into futures transactions for investment purposes in order to gain exposure to U.S. and non-U.S. equity markets, U.S. and non-U.S. fixed income and commodities.

Futures contracts are reported on a schedule following the Portfolio of Investments. As of January 31, 2012, the following Funds had open futures contracts: 2020 High Watermark Fund, Alternative Strategies Fund and Global Trends Fund.

A futures contract is generally a standardized, transferable, exchange-traded contract that requires delivery of a commodity, bond, currency, stock index, or other underlying reference asset at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments, known as “Variation Margin” are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded by the Fund as Variation Margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the High Watermark Funds of entering into futures contracts is market risk. The risks associated with the Alternative Strategy Fund’s and Global Trend Fund’s use of futures include the risk that the changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset. In addition, since the Alternative Strategies Fund may go short in futures contracts, there is a risk that losses caused by sudden, unanticipated market movements may be potentially unlimited. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to the Funds since the futures are exchange-traded.

Currency Contracts. The Global Trends Fund may enter into forward foreign currency contracts (“forward contracts”) for investment purposes in order to gain currency exposure and enhance return. During the period ended January 31, 2012, the SunAmerica Global Trends Fund used forward contracts for investment purposes in order to gain currency exposure. As of January 31, 2012, the Global Trends Fund has open forward contracts which are reported on a schedule following the Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises because forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, the Fund faces the risk that its counterparties may not perform their obligations. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. In addition, forward contracts are also not regulated by the Commodity Futures Trading Commission (“CFTC”) and therefore the Fund will not receive any benefit of CFTC regulation when trading forwards. Moreover, because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Options. Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended January 31, 2012, the Alternative Strategies Fund used option contracts to decrease the Fund’s market exposure, to seek higher investment returns, and to seek protection against a decline in the value of the Fund’s securities or an increase in prices of securities that may be purchased. As of January 31, 2012, Alternative Strategies Fund had open option contracts, which are reported on a schedule following the Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Funds of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Commodity-Linked and Hedge Fund-Linked Notes. The Alternative Strategies Fund may invest in commodity-linked derivative instruments, including commodity-linked notes linked to broad-based commodity indexes, in order to gain exposure to the commodities markets. By investing in these derivative instruments, the Alternative Strategies Fund seeks to gain exposure to the returns of real assets that trade in the commodities markets without direct investment in physical commodities. The Alternative Strategies Fund will not invest directly in commodities. During the period ended January 31, 2012, the Alternative Strategies Fund invested in commodity-linked notes in order to gain exposure to the commodities markets.

Commodity-linked derivatives are derivative instruments, the value of which is primarily linked to the price movement of a commodity, commodity index or commodity futures or option contract. A commodity-linked note is a derivative instrument that has characteristics of a debt security and of a commodity-linked derivative. It typically provides for interest payments and a principal payment at maturity linked to the price movement of a commodity, commodity index or commodity futures or option contract.

The Alternative Strategies Fund may also invest in hedge fund-linked derivative instruments, including hedge fund-linked notes linked to a hedge fund index, in order to gain a broad-based exposure to hedge funds. The Alternative Strategies Fund will not invest directly in hedge funds. During the period ended January 31, 2012, the Alternative Strategies Fund did not invest in hedge fund-linked notes.

Hedge fund linked derivatives are derivative instruments, of which, the value, principal payment and interest payments are primarily linked to the price movement of a hedge fund, hedge fund index or hedge fund futures or option contract.

The commodity and hedge fund-linked derivative instruments in which the Alternative Strategies Fund may invest have substantial risks, including risk of loss of a significant portion of their principal value. Commodity and hedge fund-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets or underlying hedge funds, as the case may be, as well as economic and other regulatory or political developments, overall market movements and other factors, including potential defaults by counterparties on their obligations to perform under these instruments. Typically, the return of the commodity-linked and hedge fund-linked notes will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the Alternative Strategies Fund earns from these notes as compared to the index. Commodity and hedge fund-linked derivative instruments are also subject to credit risk and counterparty risk. Credit risk is the risk that the issuer might not pay interest when due or repay principal at maturity of the obligation. Counterparty risk is the risk that the Fund will be exposed to the credit of the counterparties to derivative contracts and its ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the terms of the agreements.

Note 3. Repurchase Agreements

As of January 31, 2012, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
SunAmerica Global Trends	34.41%	$47,935,000
SunAmerica Global Trends Cayman Fund, Ltd.	9.68	13,480,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America Securities LLC, dated January 31, 2012, bearing interest at a rate of 0.16% per annum, with a principal amount of $139,305,000, a repurchase price of $139,305,619, and a maturity date of February 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U. S. Treasury Notes	0.88%	01/31/17	$129,570,000	$130,572,144
U. S. Treasury Notes	0.25	01/15/15	13,498,000	13,479,643

As of January 31, 2012, the following portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
SunAmerica Global Trends	34.41%	$51,590,000
SunAmerica Global Trends Cayman Fund, Ltd.	9.67	14,505,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

BNP Paribas SA, dated January 31, 2012, bearing interest at a rate of 0.19% per annum, with a principal amount of $149,930,000, a repurchase price of $149,930,791, and a maturity date of February 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U. S. Treasury Bonds	6.75%	08/15/26	$97,452,300	$153,084,895

As of January 31, 2012, the following portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
SunAmerica Global Trends	34.41%	$44,045,000
SunAmerica Global Trends Cayman Fund, Ltd.	9.68	12,385,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Deutsche Bank AG, dated January 31, 2012, bearing interest at a rate of 0.19% per annum, with a principal amount of $127,985,000, a repurchase price of $127,985,675, and a maturity date of February 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U. S. Treasury Notes	4.13%	05/15/15	$115,369,000	$130,557,329

As of January 31, 2012, the following portfolios held an undivided interest in the joint repurchase agreement with Royal Bank of Scotland:

Portfolio	Percentage Ownership	Principal Amount
SunAmerica Global Trends	34.41%	$51,590,000
SunAmerica Global Trends Cayman Fund, Ltd.	9.67	14,505,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Royal Bank of Scotland, dated January 31, 2012, bearing interest at a rate of 0.18% per annum, with a principal amount of $149,930,000, a repurchase price of $149,930,750, and a maturity date of February 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U. S. Treasury Notes	3.00%	09/30/16	$136,969,000	$153,127,233

As of January 31, 2012, the following portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Portfolio	Percentage Ownership	Principal Amount

SunAmerica Global Trends	34.37%	$48,190,000
SunAmerica Global Trends Cayman Fund, Ltd.	9.67	13,555,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated January 31, 2012, bearing interest at a rate of 0.18% per annum, with a principal amount of $140,210,000, a repurchase price of $140,210,701, and a maturity date of February 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U. S. Treasury Notes	1.25%	10/31/15	$148,067,000	$152,935,443

Note 4. Federal Income Taxes

At January 31, 2012, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchases agreements, were as follows:

	2015 High Watermark Fund	2020 High Watermark Fund	SunAmerica Alternative Strategies Fund	SunAmerica Global Trends Fund	SunAmerica Focused Alpha Growth Fund	SunAmerica Focused Alpha Large-Cap Fund
Cost	$133,064,192	$57,923,427	$500,554,703	$318,314,384	$180,739,692	$88,389,979

Appreciation	$13,813,329	14,213,965	10,110,617	—	66,809,573	14,581,951
Depreciation	(346)	(146,378)	(16,335,794)	(8,333)	(4,927,123)	(2,939,732)

Unrealized appreciation (depreciation) – net	$13,812,983	$14,067,587	$(6,225,177)	$(8,333)	$61,882,450	$11,642,219

Note 5. Transactions with Affiliates

As discussed in Note 1, the Alternative Strategies Fund and Global Trends Fund each owned 100% of its respective Subsidiary. During the period ended January 31, 2012, the Alternative Strategies Fund and Global Trends Fund each recorded unrealized gain/(loss) on the investment in its Subsidiary as follows:

Consolidated Subsidiary	Net Assets at October 31, 2011	Purchases	Realized Gain/(Loss)	Sales Proceeds	Dividend Income	Unrealized Gain/(Loss)	Net Assets as of January 31, 2012
SunAmerica Alternative Strategies Cayman Fund, Ltd.	$94,598,367	$27,000,000	$877,256	$9,000,000	$—	$(13,233,560)	$100,242,063
SunAmerica Global Trends Cayman Fund, Ltd.	56,026,051	17,060,040	751,857	4,709,000	—	2,769,725	71,898,673

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Specialty Series’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Specialty Series

By:	/s/ John T. Genoy
John T. Genoy President

Date:	March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy President

Date:	March 30, 2012

By:	/s/ Donna M. Handel
Donna M. Handel Treasurer

Date:	March 30, 2012